Consolidated Statements of Comprehensive Income - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating revenue
Revenue from telecommunications services	¥ 751,409	¥ 695,692	¥ 674,392
Revenue from sales of products and others	96,849	72,378	71,525
Operating revenue	848,258	768,070	745,917
Operating expenses
Network operation and support expenses	225,010	206,424	175,810
Depreciation and amortization	193,045	172,401	182,818
Employee benefit and related expenses	118,680	106,429	102,518
Selling expenses	48,243	49,943	52,813
Cost of products sold	96,083	73,100	72,565
Other operating expenses	49,234	47,039	46,244
Operating expenses	730,295	655,336	632,768
Profit from operations	117,963	112,734	113,149
Other gains	8,257	5,602	4,029
Interest and other income	16,729	14,341	15,560
Finance costs	(2,679)	(2,996)	(3,246)
Income from investments accounted for using the equity method	11,914	12,678	12,641
Profit before taxation	152,184	142,359	142,133
Taxation	(35,878)	(34,219)	(35,342)
PROFIT FOR THE YEAR	116,306	108,140	106,791
Items that will not be subsequently reclassified to profit or loss
Changes in the fair value of financial assets measured at fair value through other comprehensive income	(406)	957	(75)
Remeasurement of defined benefit liabilities	(143)
Share of other comprehensive (loss)/income of investments accounted for using the equity method	7	(32)	14
Items that may be subsequently reclassified to profit or loss
Currency translation differences	(882)	(1,915)	683
Share of other comprehensive (loss)/income of investments accounted for using the equity method	(219)	(585)	428
Total comprehensive income for the year	114,663	106,565	107,841
Profit attributable to:
Equity shareholders of the Company	116,148	107,843	106,641
Non-controlling interests	158	297	150
PROFIT FOR THE YEAR	116,306	108,140	106,791
Total comprehensive income attributable to:
Equity shareholders of the Company	114,505	106,268	107,691
Non-controlling interests	158	297	150
Total comprehensive income for the year	¥ 114,663	¥ 106,565	¥ 107,841
Earnings per share – Basic	¥ 5.67	¥ 5.27	¥ 5.21
Earnings per share – Diluted	¥ 5.67	¥ 5.27	¥ 5.18